Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure

The Company’s operating lease arrangements and related terms consisted of the following (in thousands):

	Rent Expense
	For the six months ended,
	June 30, 2017	June 30, 2016	Lease Term
Arrangement
Warehouse, office space and other	$5,885	$5,593	11-15 years
Wireless towers and spectrum	2,344	2,367	1-10 years

Total Rent Expense	$8,229	$7,960

The Company’s operating lease arrangements and related terms consisted of the following (in thousands):

	Rent Expense Years ended December 31,
	2016	2015	Lease Term
Warehouse, office space and other	$11,222	$11,632	1-15 years
Wireless towers, spectrum and other	4,732	3,509	1-10 years

Total Rent Expense	$15,954	$15,141

Future Minimum Lease Payments

As of December 31, 2016, future minimum lease payments were as follows (in thousands):

	Operating	Capital	Total
2017	$17,452	$10,513	$27,965
2018	15,322	6,117	21,439
2019	14,998	2,049	17,047
2020	13,521	17	13,538
2021	13,086	—	13,086
Thereafter	47,634	—	47,634
Amounts representing interest	—	(963)	(963)

Total lease payments	$122,013	$17,733	$139,746